Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Net Revenues by Product Segment and by Product Line

The following tables present the Company’s consolidated net revenues and consolidated operating income by reportable segment.

Net revenues by reportable segment:

	December 31, 2021	December 31, 2020	December 31, 2019
ADG	4,350	3,284	3,606
AMS	4,623	3,892	3,299
MDG	3,766	3,030	2,638
Total net revenues of product segments	12,739	10,206	9,543
Others	22	13	13
Total consolidated net revenues	12,761	10,219	9,556

Operating Income by Reportable Segment

Operating income by reportable segment:

	December 31, 2021	December 31, 2020	December 31, 2019
ADG	512	182	357
AMS	1,015	810	596
MDG	915	504	354
Total operating income of product segments	2,442	1,496	1,307
Others(1)	(23)	(173)	(104)
Total consolidated operating income	2,419	1,323	1,203

(1)

Operating income (loss) of “Others” includes items such as unused capacity charges, including reduced manufacturing activity due to COVID-19, impairment, restructuring charges and other related closure costs, management reorganization costs, phase out and start-up costs of certain manufacturing facilities, and other unallocated expenses such as: strategic or special R&D programs, certain corporate-level operating expenses, patent claims and litigations, and other costs that are not allocated to product groups, as well as operating earnings of other products.

Reconciliation of Operating Income of Reportable Segments to Total Consolidated Operating Income

The reconciliation of operating income of reportable segments to the total consolidated operating income is presented in the below table:

	December 31, 2021	December 31, 2020	December 31, 2019
Total operating income of reportable segments	2,442	1,496	1,307
Impairment, restructuring charges and other related closure costs	(2)	(11)	(5)
Unused capacity charges	(16)	(153)	(65)
Other unallocated manufacturing results	1	(8)	(25)
Gain on sale of non-current assets	3	11	6
Strategic and other research and development programs and other non-allocated provisions(1)	(9)	(12)	(15)
Total operating loss Others	(23)	(173)	(104)
Total consolidated operating income	2,419	1,323	1,203

(1)	Includes unallocated income and expenses such as certain corporate-level operating expenses and other income (costs) that are not allocated to the product segments.

Net Revenues

Net revenues

	December 31, 2021	December 31, 2020	December 31, 2019
Netherlands	3,282	2,795	2,842
France	126	89	108
Italy	56	52	59
USA	1,253	976	1,157
Singapore	7,442	5,817	4,857
Japan	586	479	520
Other countries	16	11	13
Total net revenues	12,761	10,219	9,556

Property, Plant & Equipment

Property, plant and equipment, net

	December 31, 2021	December 31, 2020
Netherlands	1,498	1,046
France	1,154	905
Italy	1,469	1,213
Other European countries	114	118
USA	36	24
Singapore	671	604
Malaysia	221	186
Other countries	497	500
Total property, plant and equipment, net	5,660	4,596